United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: June 30, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kara Downing
Title: 	Chief Compliance Officer
Phone:	216-464-6266
Signature, Place and Date of Signing:

Kara Downing	Cleveland, Ohio		August 9, 2011

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	42

Form 13F Information Table Value Total:	$86,949,057


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





Title of

Value

Invs
t
Other
Voting Authority
Name of Issuer
Class

(x$1000)
Shares
Disc
Mngrs
Sole
Share
d
None










Exxon Mobil Corp.
Com
30231G102
14,502
178203
Sole

178203


ConocoPhillips
Com
20825C104
3,155
41962
Sole

41962


Danaher Corp Del
Com
235851102
2,794
52735
Sole

52735


Novartis A G ADR (Switzerland)
Com
66987V109
2,745
44914
Sole

44914


Cerner Corporation
Com
156782104
2,743
44886
Sole

44886


Chevron Corporation
Com
166764100
2,675
26016
Sole

26016


Intel Corporation
Com
458140100
2,532
114242
Sole

114242


International Business Machine
Com
459200101
2,521
14698
Sole

14698


Accenture Ltd.
Com
G1151C101
2,466
40809
Sole

40809


JPMorgan Chase & Co.
Com
46625H100
2,436
59508
Sole

59508


Procter & Gamble Co
Com
742718109
2,428
38192
Sole

38192


Thermo Fisher Scientific Inc.
Com
883556102
2,311
35888
Sole

35888


Becton Dickinson & Co
Com
075887109
2,299
26680
Sole

26680


Kohls Corporation
Com
500255104
2,294
45879
Sole

45879


Stericycle Inc.
Com
858912108
2,268
25450
Sole

25450


ANSYS Inc.
Com
03662Q105
2,254
41238
Sole

41238


Bank of New York Mellon Corp.
Com
064058100
2,237
87321
Sole

87321


Verizon Communications
Com
92343V104
2,184
58666
Sole

58666


CVS Caremark Corp
Com
126650100
2,178
57962
Sole

57962


Microsoft Corporation
Com
594918104
2,109
81127
Sole

81127


Lowes Companies Inc.
Com
548661107
2,077
89108
Sole

89108


Apple Computer Inc.
Com
037833100
2,016
6005
Sole

6005


Scripps Networks Interactive I
Com
811065101
2,003
40980
Sole

40980


Colgate Palmolive Co
Com
194162103
1,984
22692
Sole

22692


Oracle Corporation
Com
68389X105
1,977
60076
Sole

60076


Google Inc.
Com
38259P508
1,917
3785
Sole

3785


Public Svc Enterprise Group In
Com
744573106
1,785
54678
Sole

54678


Costco Wholesale Corporation N
Com
22160K105
1,713
21088
Sole

21088


Murphy Oil Corp
Com
626717102
1,515
23077
Sole

23077


Travelers Companies, Inc.
Com
89417E109
1,499
25670
Sole

25670


Wal Mart Stores Inc.
Com
931142103
1,435
27011
Sole

27011


BP PLC ADR
Com
055622104
1,280
28910
Sole

28910


Fiserv Inc.
Com
337738108
1,120
17878
Sole

17878


Freeport-McMoRan Copper & Gold
Com
35671D857
1,060
20043
Sole

20043


Lincoln Elec Hldgs Inc.
Com
533900106
533
14878
Sole

14878


General Elec Company
Com
369604103
356
18872
Sole

18872


PetroHawk Energy Corp.
Com
716495106
303
12280
Sole

12280


United Parcel Service Inc. Cla
Com
911312106
303
4149
Sole

4149


America Movil S A De C V Spon
Com
02364W105
260
4825
Sole

4825


Philip Morris International In
Com
718172109
242
3625
Sole

3625


Automatic Data Processing Inc.
Com
053015103
232
4395
Sole

4395


Pepsico Inc.
Com
713448108
207
2934
Sole

2934


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